REVENUE - By Service Line (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue	$ 866	$ 908	$ 1,795	$ 1,810
Gas Transmission
Disclosure of operating segments [line items]
Revenue	353	337	696	689
Leasing
Disclosure of operating segments [line items]
Revenue	308	389	697	770
Distribution
Disclosure of operating segments [line items]
Revenue	137	126	278	239
Connections
Disclosure of operating segments [line items]
Revenue	54	48	101	92
Other
Disclosure of operating segments [line items]
Revenue	$ 14	$ 8	$ 23	$ 20